Acquisitions - ZuluDesk B.V. (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Jul. 26, 2020	Jun. 30, 2020	Jun. 30, 2019	Jan. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 13, 2017
Liabilities assumed:
Goodwill		$ 539,818	$ 539,818	$ 539,818	$ 539,818		$ 539,818	$ 529,145		$ 501,145	$ 499,892
Term Loan [Member]
Acquisitions
Debt, Principle amount						$ 205,000			$ 205,000			$ 175,000
ZuluDesk B.V
Acquisitions
Aggregate purchase price	$ 38,600
Weighted-average economic life of intangible assets acquired	7 years
Acquisition-related expenses			900	900
Revenues		1,400	2,900	4,500
Net income (loss)			$ (500)	$ (300)
Debt issuances costs capitalized	$ 500
Assets acquired:
Cash	3,325
Other current assets	1,306
Long-term assets	154
Liabilities assumed:
Accounts payable and accrued liabilities	(419)
Deferred revenue	(3,050)
Deferred tax liability	(2,996)
Intangible assets acquired	12,310
Goodwill	28,000
Total purchase consideration	$ 38,630
ZuluDesk B.V | Maximum
Acquisitions
Net income (loss)		$ 100